Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Reportable legal entities [Member] - Parent company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash	¥ 127	$ 18	¥ 839
Inter-group balance due from VIE, WFOE and subsidiaries	110,086	15,743	120,885
Total current assets	110,213	15,761	121,724
Non-current assets
Investments in subsidiaries, VIE and VIE’s subsidiaries	260,943	37,314	359,662
Total non-current assets	260,943	37,314	359,662
Total Assets	371,156	53,075	481,386
Liabilities:
Other Liabilities	16,399	2,345	16,664
Total Liabilities	16,399	2,345	16,664
Shareholders’ equity:
Ordinary shares value	2,602	372	615
Additional paid-in capital	1,877,581	268,491	1,839,482
Accumulated deficit	(1,523,289)	(217,827)	(1,373,825)
Accumulated other comprehensive loss	(2,137)	(306)	(1,550)
Total Quhuo Group Limited’s Equity	354,757	50,730	464,722
Non-controlling interests
Total shareholders’ equity	354,757	50,730	464,722
Total liabilities and shareholders’ equity	¥ 371,156	$ 53,075	¥ 481,386